OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 7:-          OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$180	$211
Prepaid expenses	304	375
Foreign currency forward and options contracts	--	293
Grants receivable from the OCS	723	--
Accrued interest	357	94
Others	273	205

Total	$1,837	$1,178